Income tax benefit (expense) - Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ 25	$ 203,875	$ 355,934
Tax at domestic rate	(8)	(69,297)	(120,982)
Tax exempt profit / loss	499	(8,090)	(144)
Tax adjustments for previous years	10	70	17
Loss for which no DTA has been recognized	0	0	(4,811)
Use of previously unrecognized tax losses	7,146	1,118	15,668
Non-deductible expenses	(710)	(1,718)	(5,225)
Tonnage Tax regime	(13,918)	64,637	91,334
Effect of share of profit of equity-accounted investees	10,175	13,761	17,536
Effects of tax regimes in foreign jurisdictions	(1,836)	(307)	974
Total tax benefit/(expense)	$ 1,358	$ 174	$ (5,633)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax at domestic rate (as a percent)	(33.99%)	(33.99%)	(33.99%)
Total taxes (as a percent)	5430.01%	0.09%	(1.58%)
Tonnage Tax	$ (4,772)	$ (4,246)	$ (4,360)